Financial Assets and Liabilities - Summary of movement of the obligation with preferred shareholders (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Movement Obligation With Preferred Shareholders [Line Items]
Beginning balance	R$ 611,537	R$ 1,097,490
Preferred share holders dividend distribution	(240,786)	(535,832)
Preferred share holders monetary variation	16,293	49,879
Ending balance	R$ 387,044	R$ 611,537